FAIR VALUE MEASUREMENTS, Assets Held in Trust Account (Q1) (Details) - USD ($)	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2021
Assets [Abstract]
Interest income withdrawn from Trust Account	$ 0	$ 0	$ 0
Cash [Member]
Assets [Abstract]
Assets held in Trust Account	10,206	1,103	6,579
US Treasury Securities [Member]
Assets [Abstract]
Assets held in Trust Account	$ 284,409,300	$ 278,773,543	$ 284,373,197